Commitments And Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of contracts to purchase services under which non-cancellable future minimum payments

Year ended December 31,	Amount
2025 (remaining three months)	$1,968
2026	3,933
2027	3,033
2028	270
2029	131

Total	$9,335

the Company has entered into contracts to purchase services under which non-cancellable
future minimum payments as of December 31, 2024 were as follows (in thousands):

Year ended December 31,	Amount
2025	$5,450
2026	3,600
2027	2,700

Total	$11,750